INCOME TAXES - Expected tax expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Relationship between expected tax expense and provincial income tax rate
Loss before income taxes	$ (22,424,293)	$ (86,294,370)	$ (26,563,139)
Statutory tax rate	26.00%	26.00%	26.00%
Recovery of income taxes based on the combined Canadian federal and provincial statutory rates	$ (5,830,316)	$ (22,436,536)	$ (6,906,416)
Share-based remuneration	650,335	468,939	1,061,468
Effect of rate change	(2,344,122)
Foreign exchange adjustment	(28,668)	333,276	126,654
Other permanent differences	(1,798,205)	(8,821,908)	(2,352,402)
Unrecognized deferred tax benefits	9,670,642	30,531,995	8,191,467
Difference in tax rates between foreign jurisdictions and Canada	164,762	124,757	46,580
Income tax expense	484,428	200,523	167,351
Components of income tax expense
Current tax	$ 484,428	$ 200,523	$ 167,351